PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Existing Debt	$ 2,755,034	$ 3,298,281
Book Value	$ 3,766,032,000	4,365,250,000
Wilmington [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	MUFG
Fleet	Airbus A319
Existing Debt	$ 74,713	96,057
Book Value	$ 256,937,000	234,329,000
Trust Company [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A320
Existing Debt	$ 70,644	98,903
Book Value	$ 256,651,000	220,390,000
Trust Company [Member] | Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 767
Existing Debt	$ 61,728	82,793
Book Value	$ 196,244,000	206,868,000
Trust Company [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 787
Existing Debt	$ 120,938	144,312
Book Value	$ 127,283,000	133,388,000
Trust Company [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A321
Existing Debt	$ 353,774	389,080
Book Value	$ 452,107,000	477,778,000
Trust Company [Member] | Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A350
Existing Debt	$ 180,320	198,301
Book Value	$ 192,620,000	204,860,000
Trust Company [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 787
Existing Debt	$ 143,475	162,378
Book Value	$ 191,804,000	204,961,000
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 787
Existing Debt	$ 332,131	365,375
Book Value	$ 374,998,000	398,510,000
Banco Santander S.A. [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt		172,474
Book Value		275,511,000
Banco Santander S.A. [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A321
Existing Debt		25,661
Book Value		41,957,000
BNP PARIBAS [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A319
Existing Debt		9,693
Book Value		19,113,000
BNP PARIBAS [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A319
Existing Debt		17,009
Book Value		26,407,000
Credit Agricole [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A320
Existing Debt	$ 85,986	134,328
Book Value	$ 95,148,000	132,301,000
Credit Agricole [Member] | Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 767
Existing Debt	$ 10,404	21,830
Book Value	$ 35,226,000	43,568,000
Credit Agricole [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Boeing 787
Existing Debt	$ 74,023	74,023
Book Value	$ 36,594,000	42,228,000
Credit Agricole [Member] | Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A319
Existing Debt		11,154
Book Value		31,865,000
Credit Agricole [Member] | Airbus A320/A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A321 / A350
Existing Debt	$ 83,281	22,439
Book Value	$ 67,882,000	24,939,000
WELLS FARGO [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt		196,540
Book Value		285,877,000
Bank of Utah [Member] | Airbus A320/A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines (2)
Fleet	Airbus A320 / A350
Existing Debt	$ 296,441	502,006
Book Value	$ 378,462,000	630,065,000
Boeing 787 [Member] | Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Boeing 787
Existing Debt	$ 217,500
Book Value	$ 259,934,000
NATIXIS [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A321
Existing Debt	$ 282,927	324,524
Book Value	$ 384,224,000	410,771,000
Citibank N.A. [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt		78,049
Book Value		132,296,000
Citibank N.A. [Member] | Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Fleet	Airbus A321
Existing Debt		28,938
Book Value		70,333,000
UMB [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt	$ 106,250
Book Value	$ 149,607,000
MUFG [Member] | Wilmington [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt	$ 216,411
Book Value	$ 310,311,000
PK AirFinance US, Inc. [Member] | Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Aircraft and engines
Fleet	Airbus A320
Existing Debt		37,615
Book Value		52,435,000
Banco BBVA [Member] | Land and Building [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of method used for the depreciation of property, plant and equipment [Line Items]
Assets committed	Land and buildings (3)
Existing Debt		50,785
Book Value		$ 64,500,000